SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Net Income									$ 4,989,914	$ 3,161,464
Less: dividends paid and accrued on preferred stock	(50,000)	(50,000)	(50,000)	(50,000)	(51,111)	(197,912)	(211,732)	(211,733)	(200,000)	(672,488)
Net income available to common shareholders	$ 1,420,568	$ 1,422,941	$ 891,152	$ 1,055,253	$ 442,601	$ 1,008,547	$ 1,008,063	$ 29,765	$ 4,789,914	$ 2,488,976
Average number of common shares outstanding									3,043,039	3,016,286
Effect of dilutive options									12,323	36,524
Average number of shares used to calculate diluted earnings per share									3,055,362	3,052,810